Document and Entity Information	0 Months Ended
Dec. 31, 2011
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2011
Registrant Name	THIRD AVENUE VARIABLE SERIES TRUST
Central Index Key	0001089107
Amendment Flag	false
Document Creation Date	May 21, 2012
Document Effective Date	May 21, 2012
Prospectus Date	May 21, 2012